Income taxes - Provision (Benefit) for Income Taxes from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current taxes:
Federal	$ (99)	$ 823	$ 551
Foreign	388	327	306
State and local	74	153	109
Total current tax expense	363	1,303	966
Deferred tax expense (benefit):
Federal	36	(75)	114
Foreign	14	(14)	(1)
State and local	83	(37)	(66)
Total deferred tax expense (benefits)	133	(126)	47
Provision for income taxes	$ 496	$ 1,177	$ 1,013